EUPAC Fund
Investment portfolio
June 30, 2026
unaudited

Common stocks 95.94% Information technology 23.46%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.	136,543,202	$10,484,968
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,589,378	759,039
SK hynix, Inc.	4,086,149	7,209,255
ASML Holding NV	1,711,576	3,394,469
Samsung Electronics Co., Ltd.	8,025,505	1,754,512
Tokyo Electron, Ltd.	2,888,448	1,396,835
SAP SE	7,280,582	1,114,968
ARM Holdings PLC (ADR) (a)	1,960,364	695,086
Kioxia Holdings Corp. (a)	1,133,800	643,706
Shopify, Inc., Class A, subordinate voting shares (a)	4,714,730	538,328
NEC Corp.	19,827,956	481,355
Keyence Corp.	931,951	469,542
Murata Manufacturing Co., Ltd.	5,853,100	421,842
Fujitsu, Ltd.	20,839,890	415,886
Delta Electronics, Inc.	6,418,886	397,295
Halma PLC	7,180,733	375,147
MediaTek, Inc.	2,654,000	362,405
Disco Corp.	626,800	318,561
Baidu, Inc., Class A (a)	19,271,200	274,421
Zhongji Innolight Co., Ltd., Class A	912,368	172,540
Kokusai Electric Corp.	2,291,900	156,487
Elite Material Co., Ltd.	905,993	155,041
Infineon Technologies AG	1,649,093	153,954
TDK Corp.	6,759,700	150,986
Telefonaktiebolaget LM Ericsson, Class B	12,735,743	142,158
Advantest Corp.	698,200	141,927
eMemory Technology, Inc.	1,161,000	107,570
Accton Technology Corp.	1,036,000	81,919
Canva Australia Holdings Pty, Ltd. (a)(b)(c)	37,779	62,190
LITE-ON Technology Corp.	7,213,000	50,710
Xiaomi Corp., Class B (a)	12,451,000	34,526
Nokia Corp.	2,163,032	28,634
OBIC Co., Ltd.	984,000	23,071
Lenovo Group, Ltd. (d)	6,404,000	19,132
Nemetschek SE	154,021	9,316
		32,997,781
Industrials 17.43%
Airbus SE, non-registered shares	7,972,691	1,774,538
Rolls-Royce Holdings PLC	68,207,535	1,309,596
Safran SA	3,180,054	1,257,273
Vestas Wind Systems AS	38,986,641	1,101,521
Bombardier, Inc., Class B (a)	4,718,674	1,086,435
Recruit Holdings Co., Ltd.	15,167,146	1,055,777
International Consolidated Airlines Group SA (CDI)	158,083,473	1,003,083
Siemens AG	3,111,510	999,823
EUPAC Fund — Page 1 of 13

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Hitachi, Ltd.	30,587,749	$850,020
Prysmian SpA	4,624,106	776,779
Kingspan Group PLC	7,282,186	666,085
Deutsche Post AG	10,174,013	617,357
Schneider Electric SE (d)	1,697,801	557,021
Deutsche Lufthansa AG (d)	46,968,830	537,414
MTU Aero Engines AG	1,236,865	514,433
Techtronic Industries Co., Ltd.	29,269,998	488,652
BAE Systems PLC	19,604,744	479,613
ABB, Ltd.	4,299,776	466,530
DSV A/S	1,895,751	450,025
Ryanair Holdings PLC (ADR)	4,090,945	264,889
Ryanair Holdings PLC	5,717,252	178,994
Taisei Corp. (d)	4,780,700	423,698
Trane Technologies PLC	756,144	371,388
Sunbelt Rentals Holdings, Inc. (CDI) (d)	4,715,509	344,152
Mitsui & Co., Ltd.	12,099,100	336,975
Adani Ports & Special Economic Zone, Ltd.	17,086,122	328,718
Rentokil Initial PLC	56,277,335	318,613
Contemporary Amperex Technology Co., Ltd., Class A	5,327,189	309,722
Hanwha Aerospace Co., Ltd.	472,831	304,563
Marubeni Corp. (d)	9,872,091	287,473
Leonardo SpA	4,689,607	251,482
Innio NV (a)	5,616,626	222,138
Kubota Corp. (d)	13,231,000	221,510
Larsen & Toubro, Ltd.	4,635,188	204,174
Volvo AB, Class B	5,790,533	196,861
Fujikura, Ltd.	4,773,500	185,300
Rheinmetall AG, non-registered shares	160,954	182,187
Melrose Industries PLC	26,185,795	165,124
Compagnie de Saint-Gobain SA, non-registered shares	1,819,003	164,683
WEG SA	17,839,707	162,110
Vinci SA	1,099,012	160,737
Daikin Industries, Ltd.	1,044,300	158,628
Siemens Energy AG	805,397	152,645
Mitsubishi Heavy Industries, Ltd.	6,631,300	150,991
Nordex SE, non-registered shares (a)	2,819,178	148,837
RELX PLC	4,696,032	147,915
Bouygues SA	2,607,211	145,468
Weichai Power Co., Ltd., Class A	33,777,648	137,015
Legrand SA	740,921	125,061
Saab AB, Class B	2,375,049	123,209
Mitsubishi Electric Corp.	3,235,200	118,639
Babcock International Group PLC	9,148,637	115,546
IHI Corp.	6,642,322	112,233
Diploma PLC	1,136,706	107,569
Thales SA	349,086	89,689
Komatsu, Ltd.	2,222,800	87,002
Weir Group PLC (The)	2,682,134	85,589
Kandenko Co., Ltd.	2,006,400	83,894
ITOCHU Corp. (d)	7,290,825	83,834
Sungrow Power Supply Co., Ltd., Class A	3,569,106	83,641
Shenzhen Inovance Technology Co., Ltd., Class A	8,378,825	82,281
Singapore Technologies Engineering, Ltd.	9,899,801	79,878
Mitsubishi Corp.	2,609,300	70,188
EUPAC Fund — Page 2 of 13

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Epiroc AB, Class A (d)	2,103,089	$57,697
AtkinsRealis Group, Inc.	734,261	45,601
Rumo SA	17,466,739	45,441
Aselsan Elektronik Sanayi ve Ticaret AS	5,902,000	43,638
SECOM Co., Ltd.	1,066,000	42,361
SGH, Ltd.	1,214,521	39,407
Kawasaki Heavy Industries, Ltd. (d)	1,876,800	34,181
Localiza Rent a Car SA, ordinary nominative shares	3,937,868	31,687
ASSA ABLOY AB, Class B	825,684	29,167
Bureau Veritas SA	935,802	28,666
Ebara Corp. (d)	700,500	27,472
Didi Global, Inc. (ADR) (a)	5,861,500	19,636
Randstad NV, non-registered shares (d)	291,931	8,414
		24,520,586
Financials 16.18%
UniCredit SpA	22,137,984	1,980,625
Mizuho Financial Group, Inc.	20,168,486	968,471
KB Financial Group, Inc.	8,837,302	908,770
AIA Group, Ltd.	94,929,095	870,685
Banco Bilbao Vizcaya Argentaria SA	33,375,892	837,269
3i Group PLC	23,326,471	769,865
BNP Paribas SA (d)	5,705,235	666,811
Erste Group Bank AG	4,817,708	645,444
Japan Post Bank Co., Ltd.	33,753,000	642,968
Skandinaviska Enskilda Banken AB, Class A	31,858,801	634,067
Banco Santander SA	39,702,305	549,247
Brookfield Corp., Class A	10,514,739	447,823
Brookfield Corp., Class A (CAD denominated)	2,376,078	101,376
Resona Holdings, Inc.	41,220,684	537,637
BAWAG Group AG	2,659,868	533,305
NatWest Group PLC	60,116,197	529,863
Standard Chartered PLC (GBP denominated)	19,546,640	529,807
Shinhan Financial Group Co., Ltd.	8,032,234	497,700
HSBC Holdings PLC (GBP denominated)	21,044,002	399,740
HSBC Holdings PLC (HKD denominated)	3,933,600	74,774
ING Groep NV	14,541,758	460,063
FinecoBank SpA	16,992,641	426,309
Hana Financial Group, Inc.	5,054,422	374,630
Munchener Ruckversicherungs-Gesellschaft AG	664,509	370,955
Aviva PLC	42,533,346	366,987
Nu Holdings, Ltd., Class A (a)	27,230,354	363,798
ICICI Bank, Ltd.	23,723,399	345,504
Axis Bank, Ltd.	23,758,470	340,025
Aon PLC, Class A	1,023,643	339,532
Kotak Mahindra Bank, Ltd.	74,411,330	309,207
State Bank of India	27,084,883	296,309
Adyen NV (a)	316,550	295,625
MS&AD Insurance Group Holdings, Inc.	10,522,900	274,828
Tokio Marine Holdings, Inc.	6,033,275	267,157
Deutsche Boerse AG	963,861	263,006
ICG PLC	11,283,000	252,944
Abu Dhabi Commercial Bank PJSC	61,738,344	244,124
Banco Comercial Portugues, SA	174,443,847	206,500
T&D Holdings, Inc.	6,673,800	197,698
EUPAC Fund — Page 3 of 13

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
OTP Bank PLC	1,246,830	$184,250
Great-West Lifeco, Inc.	2,632,599	167,748
BPER Banca SpA	10,478,898	164,479
CVC Capital Partners PLC (d)	10,538,498	153,139
CaixaBank SA, non-registered shares	10,752,217	152,613
Bank Central Asia Tbk PT	475,312,200	148,026
Wise Group PLC, Class A (CDI) (a)	11,682,685	140,190
Wise Group PLC, Class A (a)	614,900	7,324
Abu Dhabi Islamic Bank PJSC	26,105,915	146,755
PICC Property and Casualty Co., Ltd., Class H	77,580,000	142,350
KBC Groep NV	1,010,139	137,783
Saudi National Bank (The)	13,300,142	136,957
Banco BPM SpA	7,441,340	128,525
DBS Group Holdings, Ltd.	2,538,310	128,253
AXA SA (d)	2,450,876	122,830
Danske Bank AS	2,107,469	113,070
ABN AMRO Bank NV (FDR)	2,584,882	109,937
UBS Group AG	2,176,584	107,825
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	176,539,000	105,935
Banco BTG Pactual SA, units	9,836,539	103,066
Grupo Financiero Banorte, SAB de CV, Series O	9,523,739	100,517
Eurobank SA	20,986,669	100,288
Bajaj Finance, Ltd.	7,809,828	83,394
Euronext NV	507,711	81,225
Capitec Bank Holdings, Ltd.	269,489	78,084
London Stock Exchange Group PLC	677,530	73,367
Hiscox, Ltd.	2,607,990	63,910
Credicorp, Ltd.	148,335	57,788
Canadian Imperial Bank of Commerce (CAD denominated) (d)	487,546	56,144
Allianz SE	117,087	55,411
Checkout Payments Group, Ltd., Class B (a)(b)(c)	479,280	42,416
Hong Kong Exchanges and Clearing, Ltd.	908,700	42,234
Cholamandalam Investment and Finance Co., Ltd.	2,201,334	41,884
Deutsche Bank AG	1,169,783	39,608
Samsung Fire & Marine Insurance Co., Ltd.	82,274	32,947
Intact Financial Corp.	123,700	25,530
Sampo Oyj, Class A	2,102,233	22,096
Poste Italiane SpA (d)	631,277	20,649
Shriram Finance, Ltd.	1,800,993	20,065
Sberbank of Russia PJSC (b)	48,140,292	— (e)
		22,760,060
Materials 9.66%
First Quantum Minerals, Ltd. (a)(f)	53,134,924	1,451,399
Vale SA (ADR), ordinary nominative shares	46,576,432	700,510
Vale SA, ordinary nominative shares	43,815,715	661,017
Grupo Mexico, SAB de CV, Series B	95,913,158	1,087,281
Lundin Mining Corp. (f)	43,937,270	1,070,666
Barrick Mining Corp. (CAD denominated)	16,775,518	616,847
Barrick Mining Corp.	6,190,089	227,362
BASF SE	14,811,708	791,759
Agnico Eagle Mines, Ltd. (CAD denominated)	4,288,848	666,378
Heidelberg Materials AG, non-registered shares	3,296,739	628,872
Ivanhoe Mines, Ltd., Class A (a)(d)	42,913,187	336,165
Ivanhoe Mines, Ltd., Class A (a)(c)	25,725,343	201,522
EUPAC Fund — Page 4 of 13

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Glencore PLC	77,344,144	$527,540
Anglo American PLC	9,834,557	481,671
Resonac Holdings Co., Ltd. (d)	3,457,200	385,504
ArcelorMittal SA	5,741,173	345,217
Nutrien, Ltd. (CAD denominated) (d)	3,158,277	198,972
Nutrien, Ltd.	1,662,676	104,665
Shin-Etsu Chemical Co., Ltd.	6,286,764	274,150
Syensqo SA (d)	3,186,787	235,330
Valterra Platinum, Ltd. (GBP denominated) (d)	3,191,435	214,877
Valterra Platinum, Ltd. (ZAR denominated)	157,230	10,542
Antofagasta PLC	4,198,348	213,240
Mitsui Kinzoku Co., Ltd.	776,900	208,030
CRH PLC	1,720,272	184,069
Amcor PLC	3,739,767	162,119
Mitsubishi Chemical Group Corp.	20,827,000	144,704
JX Advanced Metals Corp. (d)	5,202,200	143,902
Pan American Silver Corp.	2,798,125	125,328
Air Liquide SA (d)	614,750	121,741
Saudi Basic Industries Corp., non-registered shares	7,711,884	105,827
Anhui Conch Cement Co., Ltd., Class H	47,583,500	101,956
Buzzi SpA (d)	1,911,196	97,852
LG Chem, Ltd.	520,988	94,644
Baoshan Iron & Steel Co., Ltd., Class A	105,691,088	84,740
KGHM Polska Miedz SA	912,683	80,566
Wheaton Precious Metals Corp.	715,187	80,330
Smurfit Westrock PLC	1,577,108	72,957
Sumitomo Metal Mining Co., Ltd.	1,463,900	68,412
Nippon Sanso Holdings Corp.	1,781,591	65,733
Southern Copper Corp.	330,268	57,552
Impala Platinum Holdings, Ltd.	3,229,841	33,780
Zijin Mining Group Co., Ltd., Class A	8,622,341	32,016
Linde PLC	58,186	30,195
Akzo Nobel NV (d)	439,888	29,835
MMG, Ltd. (a)	30,432,000	27,167
		13,584,941
Consumer discretionary 6.87%
MercadoLibre, Inc. (a)	587,228	996,755
Compagnie Financiere Richemont SA, Class A	3,392,715	787,264
Amadeus IT Group SA, Class A, non-registered shares	10,364,936	595,267
Industria de Diseno Textil SA	7,598,513	478,891
Alibaba Group Holding, Ltd.	36,171,100	432,133
Alibaba Group Holding, Ltd. (ADR)	478,097	45,888
Midea Group Co., Ltd., Class A	36,924,445	410,812
Ryohin Keikaku Co., Ltd.	17,221,114	376,228
InterContinental Hotels Group PLC	2,061,489	355,576
Compagnie Generale des Etablissements Michelin	9,059,486	349,929
LVMH Moet Hennessy-Louis Vuitton SE	616,770	341,548
Flutter Entertainment PLC (a)	3,304,093	337,579
Fast Retailing Co., Ltd.	643,100	328,899
Nitori Holdings Co., Ltd. (d)	20,253,300	301,026
Moncler SpA	4,322,521	250,799
H World Group, Ltd. (ADR)	4,721,609	196,985
H World Group, Ltd.	92,900	390
Sea, Ltd., Class A (ADR) (a)	2,025,088	194,064
EUPAC Fund — Page 5 of 13

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Kering SA	668,699	$190,140
Sony Group Corp.	9,370,400	187,901
Zensho Holdings Co., Ltd. (d)	3,107,105	154,146
Maruti Suzuki India, Ltd.	1,027,678	153,726
Barratt Redrow PLC	41,073,514	153,262
Compass Group PLC	4,491,375	145,114
Trip.com Group, Ltd. (ADR) (a)	3,503,859	139,594
Trip.com Group, Ltd. (a)	107,250	4,259
Mercedes-Benz Group AG	2,833,461	142,220
Hyundai Motor Co.	438,070	141,050
Dollarama, Inc.	956,738	126,567
Panasonic Holdings Corp.	3,701,100	103,918
PDD Holdings, Inc. (ADR) (a)	1,341,080	102,298
Ferrari NV (EUR denominated)	275,361	102,050
BYD Co., Ltd., Class H	10,797,200	99,994
Toyota Motor Corp. (d)	5,643,200	94,638
Honda Motor Co., Ltd.	9,711,200	87,976
Li Ning Co., Ltd.	46,348,000	87,381
Aristocrat Leisure, Ltd.	2,031,442	86,545
Sumitomo Electric Industries, Ltd.	4,450,800	82,156
Booking Holdings, Inc.	432,125	77,022
Shenzhou International Group Holdings, Ltd.	13,076,500	65,863
Prosus NV, Class N	1,347,111	58,552
NEXT PLC	250,257	48,296
Gildan Activewear, Inc.	871,020	44,907
Shimano, Inc. (d)	378,700	40,446
Hyundai Mobis Co., Ltd.	87,635	28,507
Stellantis NV (a)	4,433,573	25,231
Galaxy Entertainment Group, Ltd.	6,107,625	22,999
ASICS Corp.	845,400	22,990
Coupang, Inc., Class A (a)	1,117,239	19,406
Fuyao Glass Industry Group Co., Ltd., Class A	2,345,300	17,475
Meituan, Class B (a)	1,712,200	15,101
Laopu Gold Co., Ltd., Class H (d)	174,700	7,776
Metaplanet, Inc. (a)(d)	3,855,700	4,738
		9,664,277
Health care 5.92%
AstraZeneca PLC (GBP denominated)	9,864,640	1,845,462
Novo Nordisk AS, Class B	36,203,561	1,736,858
Argenx SE (ADR) (a)	1,024,240	950,259
Argenx SE, non-registered shares (a)	506,272	469,627
EssilorLuxottica SA	3,058,690	573,849
Fresenius SE & Co. KGaA	12,445,922	568,359
Roche Holding AG, nonvoting shares	900,457	370,648
Chugai Pharmaceutical Co., Ltd.	6,088,900	281,911
Siemens Healthineers AG	5,349,268	209,043
Innovent Biologics, Inc. (a)	20,115,000	205,004
BeOne Medicines, Ltd. (ADR) (a)	700,821	199,713
Sandoz Group AG	1,702,227	153,826
Takeda Pharmaceutical Co., Ltd.	4,697,500	148,306
Haleon PLC	26,467,702	122,130
Bayer AG	1,882,469	104,070
WuXi AppTec Co., Ltd., Class H	4,429,600	87,098
Zealand Pharma AS (a)	1,835,275	81,366
EUPAC Fund — Page 6 of 13

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H (d)	8,358,600	$61,836
Eurofins Scientific SE, non-registered shares	507,217	39,763
Koninklijke Philips NV	1,048,914	28,501
Asahi Intecc Co., Ltd. (d)	1,105,900	25,952
Daiichi Sankyo Co., Ltd.	1,338,154	21,475
Rede D’Or Sao Luiz SA	3,107,328	20,893
Max Healthcare Institute, Ltd.	1,642,872	19,715
		8,325,664
Communication services 4.66%
SoftBank Group Corp.	69,688,688	2,614,554
Tencent Holdings, Ltd.	17,648,766	972,610
NetEase, Inc.	21,885,873	563,332
Orange	25,310,215	477,406
Bharti Airtel, Ltd.	18,757,925	367,613
BT Group PLC	131,384,049	331,327
Spotify Technology SA (a)	643,571	295,483
Nintendo Co., Ltd.	6,793,639	285,296
Singapore Telecommunications, Ltd.	62,521,500	214,241
MTN Group, Ltd.	11,447,281	159,337
Publicis Groupe SA	1,342,965	132,736
Millicom International Cellular SA	610,516	55,410
Advanced Info Service PCL, foreign registered shares	2,684,809	29,809
Swisscom AG	33,397	25,774
Deutsche Telekom AG	893,699	24,357
		6,549,285
Consumer staples 3.85%
Nestle SA	9,138,617	938,482
British American Tobacco PLC	14,899,677	918,984
Ajinomoto Co., Inc.	18,443,773	670,928
Philip Morris International, Inc.	3,547,331	641,748
L’Oreal SA, non-registered shares	866,183	380,020
Imperial Brands PLC	9,799,748	362,336
Anheuser-Busch InBev SA/NV	4,273,062	352,300
Danone SA	4,079,321	334,558
KT&G Corp.	2,058,567	225,775
Diageo PLC	8,240,114	165,625
Avenue Supermarts, Ltd. (a)	3,032,812	141,092
Carlsberg A/S, Class B	757,561	99,406
Shiseido Co., Ltd. (d)	4,561,600	73,767
Marks and Spencer Group PLC	12,081,616	59,649
JBS NV (BDR)	2,932,327	34,564
Kweichow Moutai Co., Ltd., Class A	140,879	24,588
		5,423,822
Utilities 3.75%
SSE PLC	36,573,024	1,182,012
Engie SA (d)	33,215,067	1,047,322
RWE AG	7,865,039	509,563
Iberdrola SA, non-registered shares	17,929,855	447,499
E.ON SE	18,368,778	378,986
Public Power Corp. SA (a)	11,155,433	293,656
Kansai Electric Power Co., Inc. (d)	20,167,800	283,445
Gulf Development PCL, foreign registered shares	130,130,626	243,014
EUPAC Fund — Page 7 of 13

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
Adani Green Energy, Ltd. (a)	12,995,852	$206,647
Enel SpA	13,426,116	154,260
Veolia Environnement SA	3,615,583	150,590
Orsted AS (a)	6,530,206	146,822
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	17,707,095	101,667
Snam SpA	13,077,715	94,128
National Grid PLC	1,860,486	30,804
		5,270,415
Energy 3.73%
Cenovus Energy, Inc. (CAD denominated)	72,716,972	1,804,273
Cenovus Energy, Inc.	2,865,718	71,099
Shell PLC (GBP denominated)	13,016,571	504,188
Shell PLC (EUR denominated)	8,357,113	322,893
Canadian Natural Resources, Ltd. (CAD denominated)	16,876,529	667,802
TotalEnergies SE (EUR denominated)	7,917,267	615,020
Tourmaline Oil Corp. (d)	6,273,613	262,313
Reliance Industries, Ltd.	15,696,215	216,037
SLB, Ltd.	4,266,601	198,354
Equinor ASA	5,911,520	185,758
Santos, Ltd.	31,114,098	154,474
Neste OYJ	3,666,392	119,185
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	7,071,322	114,273
Subsea 7 SA (a)	156,801	5,353
Rosneft Oil Co. PJSC (b)	3,432,340	— (e)
		5,241,022
Real estate 0.43%
China Resources Land, Ltd.	45,712,500	175,520
Mitsubishi Estate Co., Ltd.	5,079,400	129,280
Henderson Land Development Co., Ltd.	38,995,000	123,746
Sun Hung Kai Properties, Ltd.	7,846,000	113,072
Goodman Logistics (HK), Ltd. REIT	3,262,336	70,722
		612,340
Total common stocks (cost: $78,888,025,000)		134,950,193
Preferred securities 0.26% Consumer discretionary 0.12%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares (d)	3,331,218	165,665
TVS Motor Co., Ltd., 6.00% cumulative preferred shares (a)	7,411,340	813
		166,478
Financials 0.12%
Itau Unibanco Holding SA, preferred nominative shares	20,097,336	164,211
Information technology 0.02%
Wayve Technologies, Ltd, Series D, preferred shares (a)(b)(c)	56,066	29,962
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(b)(c)	3,308	5,445
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(b)(c)	133	219
EUPAC Fund — Page 8 of 13

unaudited
Preferred securities (continued) Information technology (continued)	Shares	Value (000)
Canva Australia Holdings Pty, Ltd., Series A-4, noncumulative preferred shares (a)(b)(c)	11	$18
Canva Australia Holdings Pty, Ltd., Series A-5, noncumulative preferred shares (a)(b)(c)	9	15
		35,659
Total preferred securities (cost: $400,131,000)		366,348
Rights & warrants 0.00% Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(b)	76,328	— (e)
Total rights & warrants (cost: $0)		— (e)
Short-term securities 3.74% Money market investments 3.53%
Capital Group Central Cash Fund 3.70% (f)(g)	49,688,975	4,968,401
Money market investments purchased with collateral from securities on loan 0.21%
Capital Group Central Cash Fund 3.70% (f)(g)(h)	825,972	82,589
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.52% (g)(h)	41,300,000	41,300
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.54% (g)(h)	38,300,000	38,300
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.56% (g)(h)	38,300,000	38,300
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.57% (g)(h)	26,826,911	26,827
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.53% (g)(h)	23,600,000	23,600
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.58% (g)(h)	20,600,000	20,600
Fidelity Investments Money Market Government Portfolio, Class I 3.53% (g)(h)	17,700,000	17,700
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 3.55% (g)(h)	5,900,000	5,900
		295,116
Total short-term securities (cost: $5,263,534,000)		5,263,517
Total investment securities 99.94% (cost: $84,551,690,000)		140,580,058
Other assets less liabilities 0.06%		82,452
Net assets 100.00%		$140,662,510
Investments in affiliates (f)

	Value at 4/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Common stocks 1.79%
Industrials 0.00%
Melrose Industries PLC (i)	$495,977	$—	$299,363	$(40,092)	$8,602	$—	$—
Materials 1.79%
First Quantum Minerals, Ltd. (a)	1,198,184	102,473	16,599	(2,293)	169,634	1,451,399	—
Lundin Mining Corp.	1,133,103	—	43,190	2,103	(21,350)	1,070,666	869
						2,522,065
EUPAC Fund — Page 9 of 13

unaudited
Investments in affiliates (f) (continued)

	Value at 4/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Energy 0.00%
Cenovus Energy, Inc. (i)	$76,027	$—	$—	$—	$(4,928)	$—	$451
Cenovus Energy, Inc. (CAD denominated) (i)	2,525,845	—	606,033	372,014	(487,553)	—	11,557
						—
Total common stocks						2,522,065
Short-term securities 3.59%
Money market investments 3.53%
Capital Group Central Cash Fund 3.70% (g)	5,442,338	4,877,023	5,351,064	(188)	292	4,968,401	54,445
Money market investments purchased with collateral from securities on loan 0.06%
Capital Group Central Cash Fund 3.70% (g)(h)	87,814		5,225 (j)			82,589	— (k)
Total short-term securities						5,050,990
Total 5.38%				$331,544	$(335,303)	$7,573,055	$67,322
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ivanhoe Mines, Ltd., Class A (a)	12/18/2023	$230,721	$201,522	0.14%
Canva Australia Holdings Pty, Ltd. (a)(b)	8/26/2021-11/4/2021	64,403	62,190	0.05
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(b)	11/4/2021	5,639	5,445	— (l)
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(b)	11/4/2021	227	219	— (l)
Canva Australia Holdings Pty, Ltd., Series A-4, noncumulative preferred shares (a)(b)	11/4/2021	19	18	— (l)
Canva Australia Holdings Pty, Ltd., Series A-5, noncumulative preferred shares (a)(b)	11/4/2021	15	15	— (l)
Checkout Payments Group, Ltd., Class B (a)(b)	1/11/2022	148,840	42,416	0.03
Wayve Technologies, Ltd, Series D, preferred shares (a)(b)	2/11/2026	30,000	29,962	0.02
Total		$479,864	$341,787	0.24%

(a)	Non-income producing.
(b)	Value determined using significant unobservable inputs.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	All or a portion of this security was on loan.
(e)	Amount less than one thousand.
(f)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(g)	Rate represents the seven-day yield at 6/30/2026.
(h)	Security purchased with cash collateral from securities on loan.
(i)	Affiliated issuer during the reporting period but no longer an affiliate at 6/30/2026. Refer to the investment portfolio for the security value at 6/30/2026.
(j)	Represents net activity.
(k)	Dividend income is included with securities lending income and is not shown in this table.
(l)	Amount less than 0.01%.
EUPAC Fund — Page 10 of 13

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
EUPAC Fund — Page 11 of 13

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of June 30, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,992,453	$30,943,138	$62,190	$32,997,781
Industrials	2,249,325	22,271,261	—	24,520,586
Financials	1,770,646	20,946,998	42,416	22,760,060
Materials	8,035,334	5,549,607	—	13,584,941
Consumer discretionary	2,281,065	7,383,212	—	9,664,277
Health care	1,170,865	7,154,799	—	8,325,664
Communication services	350,893	6,198,392	—	6,549,285
Consumer staples	676,312	4,747,510	—	5,423,822
Utilities	101,667	5,168,748	—	5,270,415
Energy	3,118,114	2,122,908	— *	5,241,022
Real estate	—	612,340	—	612,340
Preferred securities	165,024	165,665	35,659	366,348
Rights & warrants	—	—	— *	— *
Short-term securities	5,263,517	—	—	5,263,517
Total	$27,175,215	$113,264,578	$140,265	$140,580,058
*
Amount less than one thousand.
Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
FDR = Fiduciary Depositary Receipts
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
ZAR = South African rand
EUPAC Fund — Page 12 of 13

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP1-016-0826
EUPAC Fund — Page 13 of 13